Significant Accounting Policies and Recently Issued Accounting Standards - Additional Information (Detail)		3 Months Ended	12 Months Ended
	Apr. 14, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2016 USD ($) Hotel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Management fees					$ 700,000
Federal deposit insurance corporation limit			$ 250,000
Capitalized Indirect Costs			4,500,000	$ 2,700,000	3,000,000
Liability for returns points, customer loyalty program			17,100,000	15,600,000
Liability for returns points, customer loyalty program, current			5,923,000	5,732,000
Noncontrolling interest in joint venture			2,800,000	2,900,000
Total distributions to the non-controlling interest holder			$ 300,000	500,000	600,000
Percentage of dividend paid deduction			90.00%
Number of subsequent taxable years			4 years
Redeemed for cash totaling	$ 3,900,000
Net deferred tax expense	$ 321,100,000	$ 321,100,000	$ 0	0	321,054,000
Income tax expense (benefit)		$ (127,200,000)	493,000	22,487,000	28,805,000
ASU No. 2016-15 [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification from insurance proceeds on casualty disasters to accounts receivable in cash flow			$ 1,600,000	2,200,000	500,000
ASU No. 2015-05 [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification of expense from depreciation and amortization to general and administrative expenses				8,300,000	7,300,000
Capital expenditures reclassified as a change in other current assets				8,800,000	7,200,000
ASU No. 2016-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
Income tax expense (benefit)				$ (800,000)	$ (100,000)
TEXAS
Summary Of Significant Accounting Policies [Line Items]
Margin tax			0.75%
Foreign Tax Authority [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue required to be withheld by franchisees						30.00%	30.00%
Foreign Tax Authority [Member] | Maximum [Member] | Period from January 1, 2014 to April 13, 2014 [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue required to be withheld by franchisees			35.00%
Foreign Tax Authority [Member] | Maximum [Member] | Period from April 14, 2014 To December 31, 2016 [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue required to be withheld by franchisees			33.00%
Foreign Tax Authority [Member] | Minimum [Member] | Period from April 14, 2014 To December 31, 2016 [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue required to be withheld by franchisees			10.00%
Joint Venture [Member]
Summary Of Significant Accounting Policies [Line Items]
Noncontrolling equity interest in joint venture			60.00%
External partners interest in joint venture			40.00%
LOUISIANA
Summary Of Significant Accounting Policies [Line Items]
Number of hotels owned and operated by joint venture | Hotel			1
Pre Opening Inspections [Member]
Summary Of Significant Accounting Policies [Line Items]
Initial franchise fees			$ 2,500
Pre Opening Training Marketing [Member]
Summary Of Significant Accounting Policies [Line Items]
Initial franchise fees			$ 5,000
Franchise Agreements Prior to April 1, 2013 [Member]
Summary Of Significant Accounting Policies [Line Items]
Royalty fee			4.00%
Royalty fee			4.50%
Royalty fee rebate percentage			0.50%
Franchise Agreements on or after April 1, 2013 [Member]
Summary Of Significant Accounting Policies [Line Items]
Royalty fee			4.50%
Royalty fee			5.00%
Royalty fee rebate percentage			0.50%
Franchise Agreements on or after April 1, 2013 [Member] | Non US [Member]
Summary Of Significant Accounting Policies [Line Items]
Royalty fee from new franchisees outside of the US			4.50%